Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments And Financial Risk Management [Line Items]
Balance	$ 2,667
Fair value as of issuance date		3,432
Revaluation during the year	(974)	(765)
Reclassification of warrants (see Note 12)	(1,693)
Balance		2,667
Warrants [Member]
Financial Instruments And Financial Risk Management [Line Items]
Balance	2,667
Fair value as of issuance date		3,432
Revaluation during the year	(974)	(765)
Reclassification of warrants (see Note 12)	(1,693)
Balance		$ 2,667